Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Bank overdrafts repayable on demand	€ 4,174	€ 3,328	€ 2,037